CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 3,427	$ 13,823
Restricted cash	99	499
Prepaid expenses and other current assets	606	859
Total current assets	4,132	15,181
Non-current restricted cash	0	99
Land, buildings, and equipment	4,516	21,731
Operating lease right-of-use assets	13,615	0
Other non-current assets	158	183
Total assets	22,421	37,194
Current liabilities:
Accounts payable	340	1,260
Accrued expenses	173	339
Accrued compensation	107	2,522
Due to related parties	175	172
Current portion of financing lease obligations	97	370
Common stock warrants	291	0
Other current liabilities	479	191
Total current liabilities	1,662	4,854
Financing lease obligations	0	17,506
Operating lease obligations	13,447	0
Other non-current liabilities	79	702
Total liabilities	15,188	23,062
Stockholders' equity:
Common stock, $0.0001 par value; 275,000,000 shares authorized; 48,944,771 shares issued and 48,844,619 shares outstanding as of December 31, 2022, and 38,874,146 shares issued and 38,773,994 shares outstanding as of December 31, 2021	5	4
Additional paid-in capital	220,422	211,263
Common stock in treasury, at cost; 100,152 shares as of December 31, 2022, and December 31, 2021	(1,043)	(1,043)
Accumulated deficit	(212,151)	(196,092)
Total stockholders' equity	7,233	14,132
Total liabilities and stockholders' equity	$ 22,421	$ 37,194